AMG River Road International Value Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 96.2%
Communication Services - 9.5%
Deutsche Telekom AG (Germany)	8,897	$198,214
Nintendo Co., Ltd. (Japan)	6,124	265,523
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	7,105	150,697
TIM, S.A., ADR (Brazil)	16,786	194,382

Total Communication Services		808,816
Consumer Discretionary - 5.9%
Industria de Diseno Textil, S.A. (Spain)	6,868	214,425
Sony Group Corp. (Japan)	3,167	282,976

Total Consumer Discretionary		497,401
Consumer Staples - 7.6%
Anheuser-Busch InBev SA/NV (Belgium)	2,674	161,407
Fomento Economico Mexicano SAB de CV, Sponsored ADR (Mexico)	1,442	126,608
Nestle, S.A. (Switzerland)	1,350	164,712
Unilever PLC (United Kingdom)	3,767	191,737

Total Consumer Staples		644,464
Energy - 6.6%
Shell PLC (United Kingdom)	10,263	301,299
TotalEnergies SE (France)	4,142	256,062

Total Energy		557,361
Financials - 25.5%
AIA Group, Ltd. (Hong Kong)	10,214	115,496
Allianz SE (Germany)	948	226,680
Axa, S.A. (France)	10,167	317,201
DBS Group Holdings, Ltd. (Singapore)	10,628	290,955
Deutsche Boerse AG (Germany)	1,574	281,655
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	34,263	170,630
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	356	128,590
Prudential PLC (United Kingdom)	7,738	128,567
Tokio Marine Holdings, Inc. (Japan)	10,286	215,437
UBS Group AG (Switzerland)	13,243	282,677

Total Financials		2,157,888
Health Care - 10.1%
Novartis AG (Switzerland)	1,850	167,257
	Shares	Value

Roche Holding AG (Switzerland)	718	$224,138
Sanofi (France)	2,720	266,355
Takeda Pharmaceutical Co., Ltd. (Japan)	6,276	197,301

Total Health Care		855,051
Industrials - 17.9%
Ashtead Group PLC (United Kingdom)	4,122	271,511
BAE Systems PLC (United Kingdom)	26,413	279,609
CK Hutchison Holdings, Ltd. (Hong Kong)	17,023	108,334
Deutsche Post AG (Germany)	4,583	197,329
Smiths Group PLC (United Kingdom)	9,746	208,048
Thales, S.A. (France)	1,561	206,457
Vinci, S.A. (France)	2,202	248,803

Total Industrials		1,520,091
Information Technology - 8.2%
Check Point Software Technologies, Ltd. (Israel)*	1,949	247,913
Genpact, Ltd.	2,779	131,391
Murata Manufacturing Co., Ltd. (Japan)	2,496	142,623
Open Text Corp. (Canada)	2,865	96,099
SAP SE (Germany)	652	77,288

Total Information Technology		695,314
Materials - 2.2%
Shin-Etsu Chemical Co., Ltd. (Japan)	1,264	186,343
Utilities - 2.7%
EDP - Energias de Portugal, S.A. (Portugal)	46,432	230,686

Total Common Stocks (Cost $7,909,760)		8,153,415
Short-Term Investments - 3.6%
Other Investment Companies - 3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[1]	120,472	120,472
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%[1]	180,709	180,709

Total Short-Term Investments (Cost $301,181)		301,181
Total Investments - 99.8% (Cost $8,210,941)		8,454,596
Other Assets, less Liabilities - 0.2%		18,295
Net Assets - 100.0%		$8,472,891

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG River Road International Value Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$170,630	$1,987,258	—	$2,157,888
Industrials	—	1,520,091	—	1,520,091
Health Care	—	855,051	—	855,051
Communication Services	345,079	463,737	—	808,816
Information Technology	475,403	219,911	—	695,314
Consumer Staples	126,608	517,856	—	644,464
Energy	—	557,361	—	557,361
Consumer Discretionary	—	497,401	—	497,401
Utilities	—	230,686	—	230,686
Materials	—	186,343	—	186,343
Short-Term Investments
Other Investment Companies	301,181	—	—	301,181
Total Investments in Securities	$1,418,901	$7,035,695	—	$8,454,596

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2023, was as follows:
Country	% of Long-Term Investments
Belgium	2.0
Brazil	4.5
Canada	1.2
France	15.9
Germany	13.6
Hong Kong	2.7
Israel	3.0
Japan	15.8
Mexico	1.6
Country	% of Long-Term Investments
Portugal	2.8
Singapore	3.6
South Korea	1.9
Spain	2.6
Switzerland	10.3
United Kingdom	16.9
United States	1.6
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.